AFFILIATE AND RELATED PARTY TRANSACTIONS - Amounts Due From and Due to Related Parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Document Period End Date	Sep. 30, 2017
Affiliates
Related Party Transaction [Line Items]
Due from related parties and affiliates	$ 21,153		$ 22,182
Due to related parties and affiliates	29,002		127,363
Affiliates | Altice US Finance S.A.
Related Party Transaction [Line Items]
Due from related parties and affiliates	12,951		12,951
Affiliates | Newsday
Related Party Transaction [Line Items]
Due from related parties and affiliates	4,177		6,114
Due to related parties and affiliates	103		275
Affiliates | Altice Management Americas
Related Party Transaction [Line Items]
Due from related parties and affiliates	615		3,117
Affiliates | Altice Technical Services
Related Party Transaction [Line Items]
Due to related parties and affiliates		$ 22,541	0
Affiliates | I24
Related Party Transaction [Line Items]
Due from related parties and affiliates	3,373		0
Affiliates | Other Related Party
Related Party Transaction [Line Items]
Due from related parties and affiliates	37		0
Due to related parties and affiliates	6,358		3,350
Affiliates | CVC 3BV
Related Party Transaction [Line Items]
Due to related parties and affiliates	0		71,655
Affiliates | Neptune Holdings US LP
Related Party Transaction [Line Items]
Due to related parties and affiliates	0		7,962
Affiliates | Altice Management International
Related Party Transaction [Line Items]
Due to related parties and affiliates	$ 0		$ 44,121